Discontinued Operations (Operating Results Relating To Assets Disposed) (Details) $ in Thousands			12 Months Ended
	May 22, 2015 properties	Apr. 02, 2014 properties	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
reversal of liability				$ 3,900
number of properties sold | properties	1	4			5
Rental revenue			$ 0	3	$ 1,685
Tenant reimbursements			68	0	513
Disposal Group, Including Discontinued Operation, Other Income			172	0	426
Total revenue			240	3	2,624
Property operating expense (income)			12	(484)	45
Other expense (income)			0	(18)	547
Interest expense, net			0	0	(29)
Transaction costs (benefit)			0	(3,376)	0
Depreciation and amortization			0	0	1,728
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			228	3,881	333
Discontinued Operation, Tax Effect of Discontinued Operation			29	0	0
Income before gain on sale of real estate			199	3,881	333
Gain on sale of real estate			0	0	4,256
Net income			$ 199	$ 3,881	$ 4,589